Investments in Equity Method Investees [Text Block]	6 Months Ended
Sep. 30, 2017
Equity Method Investments and Joint Ventures [Abstract]
Investments in Equity Method Investees [Text Block]

18.    INVESTMENTS IN EQUITY METHOD INVESTEES

Summarized Financial Information of the MUFG Group’s Equity Method Investee

Summarized operating results of Morgan Stanley, the largest portion of the MUFG Group’s equity method investees, for the six months ended September 30, 2016 and 2017 are as follows:

	2016	2017
	(in billions)
Net revenues	¥1,876	¥2,077
Total non-interest expenses	1,364	1,508
Income from continuing operations before income taxes	512	569
Net income applicable to Morgan Stanley	335	393